Note 2 - Principles Of Consolidation, Acounting policies and measurement bases applied and recent IFRS pronouncements - Balance Sheet Venezuela (Details) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Venezuela Exchange Rates Balance Sheet Line Items
Inflation Of The Period	[1]	800.00%	300.00%	170.00%
Cash And Balances At Central Banks [Member]
Disclosure Of Venezuela Exchange Rates Balance Sheet Line Items
Estimated Exchange Rate		€ 597
DIRCOM Exchange Rate		2,287
Variation		1,690
Securities Portfolio [Member]
Disclosure Of Venezuela Exchange Rates Balance Sheet Line Items
Estimated Exchange Rate		42
DIRCOM Exchange Rate		148
Variation		107
Loans And Receivables Category [Member]
Disclosure Of Venezuela Exchange Rates Balance Sheet Line Items
Estimated Exchange Rate		364
DIRCOM Exchange Rate		1,650
Variation		1,285
Tangible assets [Member]
Disclosure Of Venezuela Exchange Rates Balance Sheet Line Items
Estimated Exchange Rate		60
DIRCOM Exchange Rate		272
Variation		212
Other Assets [Member]
Disclosure Of Venezuela Exchange Rates Balance Sheet Line Items
Estimated Exchange Rate		28
DIRCOM Exchange Rate		131
Variation		103
Total Assets [Member]
Disclosure Of Venezuela Exchange Rates Balance Sheet Line Items
Estimated Exchange Rate		1,091
DIRCOM Exchange Rate		4,487
Variation		3,397
Deposits From Central Bank And Credit Institutions [Member]
Disclosure Of Venezuela Exchange Rates Balance Sheet Line Items
Estimated Exchange Rate		0
DIRCOM Exchange Rate		1
Variation		1
Customer Deposits [Member]
Disclosure Of Venezuela Exchange Rates Balance Sheet Line Items
Estimated Exchange Rate		839
DIRCOM Exchange Rate		3,772
Variation		2,933
Provisions [Member]
Disclosure Of Venezuela Exchange Rates Balance Sheet Line Items
Estimated Exchange Rate		5
DIRCOM Exchange Rate		24
Variation		18
Other liabilities [Member]
Disclosure Of Venezuela Exchange Rates Balance Sheet Line Items
Estimated Exchange Rate		127
DIRCOM Exchange Rate		465
Variation		338
Total Liabilities [Member]
Disclosure Of Venezuela Exchange Rates Balance Sheet Line Items
Estimated Exchange Rate		971
DIRCOM Exchange Rate		4,262
Variation		€ 3,291

[1]

At the date of preparation of consolidated financial statements of each year, the Venezuelan government had not released the offici al inflation figures at the end of the year. Therefore, the Group estimates the inflation rate applicable to the preparation of the Consolidated Financial Statements for each year, based on the best estimate of BBVA Research of the Group, considering other estimates made by various international organizations .